Note 3 - Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Note 3 - Going Concern

NOTE 3—GOING CONCERN

As reflected in the accompanying financial statements, we have an accumulated deficit of $13,064,966 at March 31, 2017, had a net loss of $2,600,674, and used net cash of $273,159 in operating activities for three months ended March 31, 2017. These factors raise substantial doubt about our ability to continue as a going concern. The financial statements have been prepared assuming that we will continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

While we are attempting to increase operations and revenues, our cash position may not be significant enough to support our daily operations. Management intends to raise additional funds by way of debt and equity financing. Management believes that the actions presently being taken to further implement our business plan and generate increased revenues provide the opportunity for us to continue as a going concern. While we believe in the viability of our strategy to generate increased revenues and in our ability to raise additional funds, there can be no assurances to that effect. Our ability to continue as a going concern is dependent upon our ability to further implement our business plan and generate increased revenues. The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

NOTE 3—GOING CONCERN

As reflected in the accompanying financial statements, we have an accumulated deficit of $10,464,292 at December 31, 2016, had a net loss of $4,847,606, and used net cash of $457,380 in operating activities for year ended December 31, 2016. These factors raise substantial doubt about our ability to continue as a going concern. The financial statements have been prepared assuming that we will continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should we be unable to continue as a going concern.

While we are attempting to increase operations and revenues, our cash position may not be significant enough to support our daily operations. Management intends to raise additional funds by way of debt and equity financing. Management believes that the actions presently being taken to further implement our business plan and generate increased revenues provide the opportunity for us to continue as a going concern. While we believe in the viability of our strategy to generate increased revenues and in our ability to raise additional funds, there can be no assurances to that effect. Our ability to continue as a going concern is dependent upon our ability to further implement our business plan and generate increased revenues. The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.